Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Global Macro Portfolio
Entity Central Index Key	0000918706
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014299
Shareholder Report [Line Items]
Fund Name	Global Macro Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Macro Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Portfolio	$53	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03% [1]
AssetsNet	$ 3,794,174,749
Holdings Count | Holding	1,455
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,794,174,749
# of Portfolio Holdings (including derivatives)	1,455
Portfolio Turnover Rate	89%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized